NASDAQ® THE NASDAQ STOCK MARKET
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Received SEC
FEB 02 2011
Washington, DC 20549

Gary Sundick
Vice President
Listing Qualifications

11005454

CERTNAS
001-35070

By Ellectronic Delivery to: filer-support@sec.gov

February 2, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on February 2, 2011, The Nasdaq Stock Market (the "Exchange") received from Boston Private Financial Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants to purchase common stock, expiring November 21, 2018

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick